RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	£ (41,092)	£ (43,136)	£ (44,363)
Net amount recognised in the balance sheet	1,146	586
The Group [member] | Net amounts presented in the balance sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(41,092)	(43,136)
Fair value of scheme assets	42,238	43,722
The Bank [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(25,198)	(27,041)	£ (27,924)
Net amount recognised in the balance sheet	667	633
The Bank [member] | Net amounts presented in the balance sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Present value of funded obligations	(25,198)	(27,041)
Fair value of scheme assets	£ 25,865	£ 27,674